GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

7.   GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2017 and 2018 are as follows:

	2017	2018
	RMB	RMB
Balance at beginning of year	217,394	1,021,454
Acquisition of Lagou	804,060	14,670
Balance at end of year	1,021,454	1,036,124